UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-02183

Barings Corporate Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Janice M. Bishop, Vice President, Secretary and Chief Legal Officer
Independence Wharf, 470 Atlantic Avenue, Boston, MA  02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 09/30/18

___________________

ITEM 1.  SCHEDULE OF INVESTMENTS

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

Corporate Restricted Securities - 92.39%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 76.11%: (C)
1A Smart Start, Inc.
A designer, distributor and lessor of ignition interlock devices (“IIDs”). IIDs are sophisticated breathalyzers wired to a vehicle’s ignition system.
10.49% Second Lien Term Loan due 12/22/2022 (LIBOR +8.250%)	$3,500,000	12/21/17	$3,441,632	$3,431,653

ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 07/31/2019	$262,403	08/01/12	257,435	261,936
Preferred Stock Series A (B)	300,000 shs.	08/01/12	300,000	583,310
Warrant, exercisable until 2022, to purchase common stock at $.02 per share (B)	53,794 shs.	08/01/12	101,870	101,129
			659,305	946,375

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
Limited Liability Company Unit (B)	4,669 uts.	*	498,983	64,483
* 12/07/12, 07/11/13 and 06/30/15.

AFC - Dell Holding Corporation
A distributor and provider of inventory management services for “C-Parts” used by OEMs in their manufacturing and production facilities.
12.5% (1% PIK) Senior Subordinated Note due 09/27/2020	$2,484,587	02/28/22	2,463,287	2,430,798
Preferred Stock (B)	2,276 shs.	02/28/22	227,558	228,846
Common Stock (B)	703 shs.	02/28/22	703	—
			2,691,548	2,659,644

AM Conservation Holding Corp.
A supplier of energy efficiency (“EE”) products, including lighting, shower heads and aerators, and weatherization products such as door seals and weather stripping.
11.5% (1.5% PIK) Senior Subordinated Note due 04/30/2023	$3,181,818	10/31/16	3,137,761	3,208,854
11.5% (1.25% PIK) Senior Subordinated Note due 04/30/2023	$418,049	10/06/17	410,810	420,710
Common Stock (B)	318,182 shs.	10/31/16	318,182	365,292
			3,866,753	3,994,856

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches. Limited Liability Company Unit Class A
Preferred (B) (F)	273 uts.	10/04/12	272,727	524,961

Barings Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2018

(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

API Technologies Corp.

A designer, developer and manufacturer of electronic systems, subsystems, modules and secure communications for technically demanding defense, aerospace and commercial applications in the U.S. and internationally.

Limited Liability Company Unit (B)	0.90% int.	04/20/16	$488,461	$917,000

ASC Holdings, Inc.
A manufacturer of capital equipment used by corrugated box manufacturers.
13% (1% PIK) Senior Subordinated Note due 05/18/2021	$1,545,995	11/19/15	1,528,917	1,418,847
Limited Liability Company Unit (B)	225,300 uts.	11/18/15	225,300	—
			1,754,217	1,418,847

Aurora Parts & Accessories LLC
A distributor of aftermarket over-the-road semi-trailer parts and accessories sold to customers across North America.
14% Junior Subordinated Note due 08/17/2022	$21,277	08/30/18	21,277	21,090
11% Senior Subordinated Note due 02/17/2022	$3,074,700	08/17/15	3,038,182	2,975,393
Preferred Stock (B)	425 shs.	08/17/15	424,875	222,335
Common Stock (B)	425 shs.	08/17/15	425	—
			3,484,759	3,218,818

Avantech Testing Services LLC
A manufacturer of custom Non-Destructive Testing (“NDT”) systems and provider of NDT and inspections services primarily to the oil country tubular goods market.
15% (3.75% PIK) Senior Subordinated Note due 03/31/2021 (D)	$13,750	07/31/14	13,493	—
Limited Liability Company Unit (B) (F)	92,327 uts.	*	—	—
Limited Liability Company Unit Class C Preferred (B) (F)	158,988 uts.	09/29/17	983,202	—
* 07/31/14 and 10/14/15.			996,695	—

BBB Industries LLC
A supplier of re-manufactured parts to the North American automotive aftermarket.
10.60% Second Lien Term Loan due 06/26/2026 (LIBOR + 8.500%)	$3,500,000	08/02/18	3,396,969	3,465,000

BCC Software, Inc.

A provider of software and data solutions which enhance mail processing to help direct mail marketers realize discounts from the U.S. Postal Service, avoid penalties associated with mailing errors, and improve the accuracy and efficiency of marketing campaigns.

12% (1% PIK) Senior Subordinated Note due 04/11/2023	$3,056,479	10/11/17	3,003,997	2,988,763
Preferred Stock Series A (B)	47 shs.	10/11/17	471,481	471,500
Common Stock Class A (B)	1,492 shs.	10/11/17	1,492	62,479
			3,476,970	3,522,742

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2018

(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

BEI Precision Systems & Space Company, Inc.
A provider of advanced design, manufacturing, and testing for custom optical encoder-based positioning systems, precision accelerometers, and micro scanners.
12% (1% PIK) Senior Subordinated Note due 04/28/2024	$2,982,048	04/28/17	$2,931,524	$2,936,872
Limited Liability Company Unit (B)	5,600 uts.	04/28/17	560,000	300,013
			3,491,524	3,236,885

Blue Wave Products, Inc.
A distributor of pool supplies.
13% (1% PIK) Senior Subordinated Note due 09/30/2019	$758,833	10/12/12	747,757	758,833
Common Stock (B)	114,894 shs.	10/12/12	114,894	512,044
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	45,486 shs.	10/12/12	45,486	202,716
			908,137	1,473,593

BlueSpire Holding, Inc.
A marketing services firm that integrates strategy, technology, and content to deliver customized marketing solutions for clients in the senior living, financial services and healthcare end markets.
Common Stock (B)	59,996 shs.	06/30/15	1,902,077	—

Cadence, Inc.
A full-service contract manufacturer (“CMO”) and supplier of advanced products, technologies, and services to medical device, life science, and industrial companies.
6.74% Lien Term Loan due 04/30/2025 (LIBOR + 4.500%)	$2,036,938	05/14/18	1,998,318	1,989,243

Cadent, LLC
A provider of advertising solutions driven by data and technology.
9.75% Term Loan due 09/07/2023 (LIBOR + 5.500%)	$2,134,924	09/04/18	2,113,739	2,124,249

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% (1.5% PIK) Senior Subordinated Note due 06/19/2020	$2,402,574	01/19/11	2,389,855	2,383,410
14% (2% PIK) Senior Subordinated Note due 06/19/2020	$637,161	08/03/12	634,127	626,246
Common Stock (B)	1,125 shs.	01/19/11	112,500	95,149
Warrant, exercisable until 2021, to purchase common stock at $.01 per share (B)	884 shs.	01/19/11	87,750	74,793
			3,224,232	3,179,598

Barings Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2018

(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Clarion Brands Holding Corp.

A portfolio of six over-the-counter (OTC) pharmaceutical brands whose products are used to treat tinnitus or ringing of the ear, excessive sweating, urinary tract infections, muscle pain, and skin conditions.

Limited Liability Company Unit (B)	3,759 uts.	07/18/16	$384,020	$391,203

Clubessential LLC
A leading SaaS platform for private clubs and resorts.
7% (5% PIK) Senior Subordinated Note due 01/12/2024	$3,626,416	01/16/18	3,561,919	3,599,017

Compass Chemical International LLC
A manufacturer and supplier of standard and specialty formulated chemicals, primarily phosphoric acid derivatives called phosphonates.
Limited Liability Company Unit (B) (F)	467 uts.	03/04/15	298,900	497,104

CORA Health Services, Inc.
A provider of outpatient rehabilitation therapy services.
11% (1% PIK) Term Loan due 05/05/2025	$4,233,320	05/01/18	2,968,512	2,871,886
Preferred Stock Series A (B)	1,538 shs.	06/30/16	77,625	185,007
Common Stock Class A (B)	7,692 shs.	06/30/16	7,692	40,641
			3,053,829	3,097,534

CTM Holding, Inc.
A leading owner and operator of coin-operated children’s rides, penny presses and candy kiosks in the U.S.
15% (3% PIK) Senior Subordinated Note due 12/31/2020	$2,733,039	11/22/13	2,718,265	2,733,039
14% (2% PIK) Senior Subordinated Note due 06/04/2020	$675,594	05/08/18	659,155	664,904
Common Stock (B)	180 shs.	*	1,028,568	1,995,507
Warrant, exercisable until 2028, to purchase common Stock at $.01 per share (B)	3 shs.	05/08/18	—	33,258
* 11/22/13 and 09/16/16.			4,405,988	5,426,708

Del Real LLC
A manufacturer and distributor of fully-prepared fresh refrigerated Hispanic entrees as well as side dishes that are typically sold on a heat-and-serve basis at retail grocers.
11% Senior Subordinated Note due 04/06/2023	$2,882,353	10/07/16	2,838,100	2,818,223
Limited Liability Company Unit (B) (F)	682,727 uts.	*	696,188	498,391
* 10/07/16 and 07/25/18.			3,534,288	3,316,614

Discovery Education, Inc.
A provider of standards-based, digital education content for K-12 schools.
7.04% Term Loan due 04/30/2024 (LIBOR + 4.750%)	$4,822,290	04/20/18	4,732,620	4,708,512

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2018

(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Dohmen Life Science Services
A provider of drug commercialization services for pharmaceutical and biotech companies, beginning in the late clinical trial phases.
10.56% Second Lien Term Loan due 03/12/2026 (LIBOR + 8.250%)	$2,774,545	03/09/18	$2,715,632	$2,746,800

DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
Preferred Stock (B)	61 shs.	05/04/12	605,841	638,175
Common Stock (B)	61 shs.	05/04/12	67,316	—
			673,157	638,175

DuBois Chemicals, Inc.
A provider of consumable, value-added specialty cleaning chemical solutions to the industrial, transportation paper and water markets.
10.40% Second Lien Term Loan due 08/31/2025 (LIBOR + 8.000%)	$3,500,000	09/19/18	3,465,000	3,465,000

Dunn Paper
A provider of specialty paper for niche product applications.
10.99% Second Lien Term Loan due 08/26/2023 (LIBOR + 8.750%)	$3,500,000	09/28/16	3,450,020	3,508,750

ECG Consulting Group
A healthcare management consulting company who provides strategic, financial, operational, and technology related consulting services to healthcare providers.
11.5% (0.5 PIK) Senior Subordinated Note due 06/20/2025	$1,539,429	06/20/18	1,509,847	1,535,866
11.5% (0.75% PIK) Senior Subordinated Note due 06/20/2025	$2,695,671	06/29/18	2,667,091	2,689,431
Limited Liability Company Unit (B) (F)	467 uts.	11/19/14	73,447	176,314
			4,250,385	4,401,611

Elite Sportswear Holding, LLC
A designer and manufacturer of gymnastics, competitive cheerleading and swimwear apparel in the U.S. and internationally.
11.5% (1% PIK) Senior Subordinated Note due 01/14/2022 (D)	$3,223,328	10/14/16	3,182,857	3,062,161
Limited Liability Company Unit (B) (F)	204 uts.	10/14/16	324,074	82,502
			3,506,931	3,144,663

Barings Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2018

(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

English Color & Supply LLC
A distributor of aftermarket automotive paint and related products to collision repair shops, auto dealerships and fleet customers through a network of stores in the Southern U.S.
11.5% (0.5% PIK) Senior Subordinated Note due 12/31/2023	$2,709,958	06/30/17	$2,664,267	$2,648,475
Limited Liability Company Unit (B) (F)	806,916 uts.	06/30/17	806,916	661,671
			3,471,183	3,310,146

E.S.P. Associates, P.A.
A professional services firm providing engineering, surveying and planning services to infrastructure projects.
12% (1% PIK) Senior Subordinated Note due 10/04/2023	$1,731,840	04/04/18	1,699,596	1,711,985
Limited Liability Company Unit (B)	574 uts.	06/29/18	574,468	622,197
			2,274,064	2,334,182

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
Limited Liability Company Unit Preferred (B)	512 uts.	09/27/10	175,035	72,300
Limited Liability Company Unit Common (B)	512 uts.	09/27/10	51,220	—
			226,255	72,300

F G I Equity LLC

A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.

Limited Liability Company Unit Preferred (B)	483,355 uts.	04/15/14	—	483,355
Limited Liability Company Unit Class B-1 (B)	394,737 uts.	12/15/10	394,737	2,533,760
Limited Liability Company Unit Class B-2 (B)	49,488 uts.	12/15/10	49,488	317,656
Limited Liability Company Unit Class B-3 (B)	39,130 uts.	08/30/12	90,000	261,347
Limited Liability Company Unit Class C (B)	9,449 uts.	12/20/10	96,056	409,237
			630,281	4,005,355

GD Dental Services LLC
A provider of convenient “onestop” general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
Limited Liability Company Unit Preferred (B)	182 uts.	10/05/12	182,209	—
Limited Liability Company Unit Common (B)	1,840 uts.	10/05/12	1,840	—
			184,049	—

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician’s office channels.
14% (2% PIK) Senior Subordinated Note due 03/27/2019	$3,598,132	03/27/13	3,591,797	3,238,319
Common Stock (B)	2,835 shs.	03/27/13	283,465	8,830
			3,875,262	3,247,149

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Glynlyon Holding Companies, Inc.
A technology-enabled curriculum provider of K-12 and support services predominantly to small and medium public school districts.
Common Stock (B)	299 shs.	01/15/16	$209,402	$391,743

GlynnDevins Acquisition Corporation
A marketing communications agency that service senior living facilities.
Preferred Stock Series A (B)	695 shs.	06/19/15	143,414	181,097
Common Stock (B)	695 shs.	06/19/15	5,976	298,372
			149,390	479,469

GraphPad Software, Inc.
A provider of data analysis, statistics and graphing software solution for scientific research applications, with a focus on the life sciences and academic end-markets.
8.39% Term Loan due 12/21/2022 (LIBOR + 6.000%)	$4,962,500	12/19/17	4,876,150	4,866,152

GTI Holding Company
A designer, developer, and marketer of precision specialty hand tools and handheld test instruments.
12% Senior Subordinated Note due 05/22/2023	$1,455,729	02/05/14	1,413,459	1,455,729
Common Stock (B)	2,093 shs.	*	209,271	263,812
Warrant, exercisable until 2027, to purchase common stock at $.01 per share (B)	795 shs.	02/05/14	73,633	100,206
* 02/05/14 and 11/22/17.			1,696,363	1,819,747

Handi Quilter Holding Company (Premier Needle Arts)
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% (1% PIK) Senior Subordinated Note due 06/19/2021	$3,500,000	*	3,461,870	3,473,650
Limited Liability Company Unit Preferred (B)	754 uts.	**	754,061	956,934
Limited Liability Company Unit Common Class A (B)	7,292 uts.	12/19/14	—	68,027
* 12/19/14 and 02/21/17.			4,215,931	4,498,611
** 12/19/14 and 04/29/16.

Happy Floors Acquisition, Inc.
A wholesale importer and value-added distributor of premium European flooring tile to residential and commercial end markets.
12.5% (1% PIK) Senior Subordinated Note due 07/01/2022	$2,016,601	07/01/16	1,988,721	2,036,767
Common Stock (B)	303 shs.	07/01/16	303,333	433,559
			2,292,054	2,470,326

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Hartland Controls Holding Corporation
A manufacturer and distributor of electronic and electromechanical components.
14% (2% PIK) Senior Subordinated Note due 08/14/2020	$2,324,584	02/14/14	$2,309,963	$2,324,584
12% Senior Subordinated Note due 08/14/2020	$875,000	06/22/15	871,619	873,699
Common Stock (B)	1,666 shs.	02/14/14	1,667	542,956
			3,183,249	3,741,239

HHI Group, LLC
A developer, marketer, and distributor of hobby-grade radio control products.
14% (2% PIK) Senior Subordinated Note due 11/26/2020	$3,351,554	01/17/14	3,330,356	3,351,554
Limited Liability Company Unit (B) (F)	203 uts.	01/17/14	203,125	88,072
			3,533,481	3,439,626

Hollandia Produce LLC
A hydroponic greenhouse producer of branded root vegetables.
14.25% (2.75% PIK) Senior Subordinated Note due 12/11/2020	$2,911,126	*	2,882,457	2,765,570
10.1% Term Loan due 12/12/2020 (LIBOR + 8.000%)	$223,018	04/06/18	223,018	222,484
10.1% Term Loan due 12/11/2020 (LIBOR + 8.000%)	$297,815	04/06/18	297,815	297,102
* 12/30/15 and 12/23/16			3,403,290	3,285,156

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B) (F)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class G (B) (F)	215 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B) (F)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B) (F)	89 uts.	10/14/11	—	—
			—	—

Impact Confections
An independent manufacturer and marketer of confectionery products including Warheads® brand sour candies, Melster® brand classic candies, and co-manufactured/private label classic candies.
15% (15% PIK) Senior Subordinated Note due 11/10/2020 (D)	$2,651,060	11/10/14	2,631,891	—
Common Stock (B)	4,667 shs.	11/10/14	466,667	—
			3,098,558	—

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
Limited Liability Company Unit (B) (F)	2,493,253 uts.	12/05/12	557,301	—
Limited Liability Company Unit Class A-1 (B) (F)	381,717 uts.	10/31/16	381,717	705,757
Limited Liability Company Unit Class A-2 (B) (F)	2,478,261 uts.	10/31/16	—	406,633
			939,018	1,112,390

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Limited Liability Company Unit Class C Preferred (B)	75 uts.	06/30/15	$—	$167,642
Common Stock (B)	667 shs.	07/15/08	539,502	575,814
			539,502	743,456

Manhattan Beachwear Holding Company
A designer and distributor of women’s swimwear.
12.5% Senior Subordinated Note due 04/30/2019 (D)	$1,259,914	01/15/10	1,212,363	1,133,923
15% (2.5% PIK) Senior Subordinated Note due 04/30/2019 (D)	$345,759	10/05/10	343,820	311,183
Common Stock (B)	106 shs.	10/05/10	106,200	—
Common Stock Class B (B)	353 shs.	01/15/10	352,941	—
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	312 shs.	10/05/10	283,738	—
			2,299,062	1,445,106

Master Cutlery LLC
A designer and marketer of a wide assortment of knives and swords.
13% Senior Subordinated Note due 04/17/2020	$1,736,205	04/17/15	1,729,145	781,292
Limited Liability Company Unit	9 uts.	04/17/15	1,356,658	—
			3,085,803	781,292

Merex Holding Corporation
A provider of after-market spare parts and components, as well as maintenance, repair and overhaul services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.

16% Senior Subordinated Note due 10/30/2019 (D)	$1,362,886	09/22/11	1,347,188	477,010
15% PIK Senior Subordinated Note due 04/30/2022 (D)	$71,517	08/18/15	71,517	—
14% PIK Senior Subordinated Note due 06/30/2019	$206,152	*	206,152	205,216
Common Stock Class A (B)	249,235 shs.	**	512,114	—
* 10/21/16, 01/27/17 and 10/13/17.			2,136,971	682,226
** 08/18/15, 10/20/16 and 01/27/17.

MES Partners, Inc.
An industrial service business offering an array of cleaning and environmental services to the Gulf Coast region of the U.S.
12% (1% PIK) Senior Subordinated Note due 09/30/2021	$2,284,939	09/30/14	2,261,520	2,284,939
12% Senior Subordinated Note due 09/30/2021	$613,844	02/28/18	603,299	626,212
Common Stock Class B (B)	526,019 shs.	*	495,405	145,679
* 09/30/14 and 02/28/18.			3,360,224	3,056,830

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

MeTEOR Education LLC
A leading provider of classroom and common area design services, furnishings, equipment and instructional support to K-12 schools.
12% Senior Subordinated Note due 06/20/2023	$2,297,872	03/09/18	$2,256,555	$2,229,149
Limited Liability Company Unit (B) (F)	456 uts.	03/09/18	459,574	27,282
			2,716,129	2,256,431

Midwest Industrial Rubber, Inc.
A supplier of industrial maintenance, repair, and operations (“MRO”) products, specializing in the fabrication and distribution of lightweight conveyor belting and related conveyor components and accessories.
12% (1% PIK) Senior Subordinated Note due 12/02/2022	$3,210,483	12/02/16	3,161,994	3,192,840
Preferred Stock (B)	3,472 shs.	12/02/16	347,191	332,331
Common Stock (B)	491 shs.	12/02/16	491	—
			3,509,676	3,525,171

Money Mailer Equity LLC
A leading provider of hyperlocal shared direct mail advertising as well as interactive and online advertising solutions through its nationwide production and distribution network.
12% (1% PIK) Senior Subordinated Note due 10/29/2021	$3,582,754	04/29/16	3,538,336	1,791,377

Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% (1.75% PIK) Senior Subordinated Note due 08/15/2020	$863,920	11/30/10	860,162	863,218
Limited Liability Company Unit Class B-1 (B) (F)	225,000 uts.	11/30/10	—	155,765
Limited Liability Company Unit Class B-2 (B) (F)	20,403 uts.	11/30/10	—	14,125
			860,162	1,033,108

New Mountain Learning, LLC
A leading provider of blended learning solutions to the K-12 and post-secondary school market.
7.89% Term Loan due 03/16/2024 (LIBOR + 5.500%)	$4,498,014	03/15/18	4,180,266	4,162,477

NSi Industries Holdings, Inc.
A manufacturer and distributer of electrical components and accessories to small to mid-sized electrical wholesalers.
12.75% (1.75% PIK) Senior Subordinated Note due 05/17/2023	$3,099,913	06/30/16	3,054,276	3,079,637
Common Stock (B)	420 shs.	05/17/16	420,000	526,749
			3,474,276	3,606,386

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

PANOS Brands LLC
A marketer and distributor of branded consumer foods in the specialty, natural, better-for-you,“free from” healthy and gluten-free categories.
12% (1% PIK) Senior Subordinated Note due 08/17/2022	$3,602,879	02/17/17	$3,555,388	$3,568,831
Common Stock Class B (B)	772,121 shs.	*	772,121	1,194,287
* 01/29/16 and 02/17/17.			4,327,509	4,763,118

Pegasus Transtech Corporation
A provider of end-to-end document, driver and logistics management solutions, which enable its customers (carriers, brokers, and drivers) to operate more efficiently, reduce manual overhead, enhance compliance, and shorten cash conversion cycles.

11.25% Term Loan due 11/16/2022	$744,143	11/14/17	726,938	723,155
8.49% Term Loan due 11/17/2024 (LIBOR + 6.250%)	$4,285,417	11/14/17	3,917,952	3,908,857
			4,644,890	4,632,012

Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
Limited Liability Company Unit	0.90% int.	*	420,814	46,211
* 11/29/12 and 12/20/16.

Polytex Holdings LLC
A manufacturer of water based inks and related products serving primarily the wall covering market.
13.9% (1% PIK) Senior Subordinated Note due 01/31/2020	$2,347,639	07/31/14	2,333,653	1,760,729
Limited Liability Company Unit	300,485 uts.	07/31/14	300,485	—
Limited Liability Company Unit Class F	75,022 uts.	*	50,322	—
* 09/28/17 and 2/15/18.			2,684,460	1,760,729

Power Stop Holdings LLC
A supplier of performance upgrade aftermarket brake products.
Limited Liability Company Unit Preferred (B) (F)	2,332 uts.	05/29/15	233,200	247,722
Limited Liability Company Unit Common (B) (F)	2,332 uts.	05/29/15	—	279,726
			233,200	527,448

PPC Event Services
A special event equipment rental business.
14% (2% PIK) Senior Subordinated Note due 05/20/2020	$2,451,728	11/20/14	2,434,601	2,451,728
Limited Liability Company Unit (B)	7,000 uts.	11/20/14	350,000	580,827
Limited Liability Company Unit Series A-1 (B)	689 uts.	03/16/16	86,067	58,479
			2,870,668	3,091,034

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Randy’s Worldwide Automotive
A designer and distributor of automotive aftermarket parts.
Common Stock (B)	240 shs.	05/12/15	$240,388	$619,991

ReelCraft Industries, Inc.
A designer and manufacturer of heavy-duty reels for diversified industrial, mobile equipment OEM, auto aftermarket, government/military and other end markets.
10.5% (0.5% PIK) Senior Subordinated Note due 02/28/2023	$2,917,262	11/13/17	2,917,262	2,973,979
Limited Liability Company Unit Class B	595,745 uts.	11/13/17	374,731	556,541
			3,291,993	3,530,520

Rock-it Cargo
A provider of specialized international logistics solutions to the music touring, performing arts, live events, fine art and specialty industries.
7.09% Term Loan due 06/22/2024 (LIBOR + 4.750%)	$5,000,000	07/30/18	4,878,600	4,869,866

ROI Solutions
Call center outsourcing and end user engagement services provider.
7.17% Term Loan due 07/31/2024 (LIBOR + 5.000%)	$3,800,000	07/31/18	1,489,577	1,484,631

Sara Lee Frozen Foods
A provider of frozen bakery products, desserts and sweet baked goods.
6.74% Lien Term Loan due 07/31/2024 (LIBOR + 4.500%)	$3,847,158	07/27/18	3,763,084	3,756,032

Signature Systems Holdings Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
Common Stock (B)	181 shs.	03/15/13	181,221	619,714
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	74 shs.	03/15/13	67,958	253,159
			249,179	872,873

Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	619 uts.	*	493,496	905,897
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	157 shs.	*	127,437	229,494
* 08/31/07 and 03/06/08.			620,933	1,135,391

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

SMB Machinery Holdings, Inc.
A reseller of used, rebuilt and refurbished packaging and processing equipment, primarily serving the bottling and food manufacturing industries.
14% (2% PIK) Senior Subordinated Note due 10/18/2019 (D)	$1,477,388	10/18/13	$1,452,295	$—
Common Stock (B)	1,681 shs.	10/18/13	168,100	—
			1,620,395	—

Software Paradigms International Group, LLC
An outsourced IT services provider focused on the retail industry.
12.5% (1.5% PIK) Senior Subordinated Note due 11/23/2021	$3,500,000	05/23/16	3,454,144	3,480,269

SR Smith LLC
A manufacturer of mine and tunneling ventilation products in the United States.
11% Senior Subordinated Note due 03/27/2022	$2,200,568	*	2,183,979	2,178,625
Limited Liability Company Unit Class A (B)	464 uts.	*	2,152,688	2,627,995
* 03/27/17 and 08/07/18.			4,336,667	4,806,620

Strahman Holdings Inc.
A manufacturer of industrial valves and wash down equipment for a variety of industries, including chemical, petrochemical, polymer, pharmaceutical, food processing, beverage and mining.
Preferred Stock Series A (B)	317,935 shs.	12/13/13	317,935	583,918
Preferred Stock Series A-2 (B)	53,086 shs.	09/10/15	59,987	97,497
			377,922	681,415

Strategic Insight, Inc.
A provider of largely proprietary date, market research, and business intelligence to the global asset management industry.
11.64% Second Lien Term Loan due 12/21/2024 (LIBOR + 9.250%)	$3,500,000	12/28/17	3,429,777	3,314,457

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
16% Senior Subordinated Note due 05/28/2020 (D)	$5,436,327	*	4,075,756	4,620,878
Common Stock (B)	115 shs.	12/14/10	114,504	—
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	112 shs.	12/14/10	111,747	—
* 12/14/10, 08/17/12 and 03/31/16.			4,302,007	4,620,878

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Sunvair Aerospace Group Inc.
An aerospace maintenance, repair, and overhaul provider servicing landing gears on narrow body aircraft.
12% (1% PIK) Senior Subordinated Note due 07/31/2021 (D)	$2,851,577	07/31/15	$2,802,248	$2,423,840
Common Stock (B)	139 shs.	*	213,007	—
* 7/31/15 and 11/08/17.			3,015,255	2,423,840

Team Drive-Away Holdings LLC
An asset-light provider of over the road driveaway services for class 8 trucks and specialized equipment.
Limited Liability Company Unit (B)	194,400 uts.	10/15/15	194,400	411,934

Therma-Stor Holdings LLC
A designer and manufacturer of dehumidifiers and water damage restoration equipment for residential and commercial applications.
10.5% (0.5% PIK) Senior Subordinated Note due 11/30/2023	$2,782,548	11/30/17	2,782,548	2,721,812
Limited Liability Company Unit	729,167 uts.	11/30/17	695,639	484,513
			3,478,187	3,206,325

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
15% (7.5% PIK) Senior Subordinated Note due 12/05/2020	$88,860	12/05/13	176,478	89,749
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	53,038 shs.	12/05/13	—	44,021
			176,478	133,770

Trident Maritime Systems
A leading provider of turnkey marine vessel systems and solutions for government and commercial new ship construction as well as repair, refurbishment, and retrofit markets worldwide.
7.89% Unitranche Term Loan due 04/30/2024 (LIBOR + 5.500%)	$5,000,000	05/14/18	4,893,707	4,870,043

Tristar Global Energy Solutions, Inc.
A hydrocarbon and decontamination services provider serving refineries worldwide.
12.5% (1.5% PIK) Senior Subordinated Note due 07/31/2020	$2,381,510	01/23/15	2,362,877	2,259,055

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Trystar, Inc.
A niche manufacturer of temporary power distribution products for the power rental, industrial, commercial utility and back-up emergency markets.
7.39% Term Loan due 10/01/2023 (LIBOR + 5.000%)	$4,795,728	09/28/18	$4,711,803	$4,711,803
Limited Liability Company Unit (B) (F)	97 uts.	09/28/18	96,883	96,880
			4,808,686	4,808,683

U.S. Retirement and Benefit Partners, Inc.
A leading independent provider of outsourced benefit design and administration and retirement services, primarily to K-12 school districts, employee unions, and governmental agencies.
10.89% Second Lien Term Loan due 02/14/2023 (LIBOR + 8.500%)	$3,500,000	03/05/18	3,015,842	3,002,951

Velocity Technology Solutions, Inc.
A provider of outsourced hosting services for enterprise resource planning software applications and information technology infrastructure to mid and large-sized enterprises.
8.39% Lien Term Loan due 12/07/2023 (LIBOR + 6.000%)	$4,179,000	12/07/17	4,142,828	4,141,587

VP Holding Company
A provider of school transportation services for special-needs and homeless children in Massachusetts and Connecticut.
7.89% Lien Term Loan due 05/22/2024 (LIBOR + 5.500%)	$500,000	05/17/18	3,498,014	3,474,842

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
10% Senior Subordinated Note due 09/30/2019 (D)	$3,359,243	11/30/06	2,524,086	3,359,243
Common Stock (B)	191 shs.	11/30/06	191,250	26,971
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	95 shs.	11/30/06	86,493	13,465
			2,801,829	3,399,679

Westminster Acquisition LLC
A manufacturer of premium, all-natural oyster cracker products sold under the Westminster and Olde Cape Cod brands.
12% (1% PIK) Senior Subordinated Note due 02/03/2021	$775,286	08/03/15	768,149	756,292
Limited Liability Company Unit (B) (F)	751,212 uts.	08/03/15	751,212	736,361
			1,519,361	1,492,653

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Whitebridge Pet Brands Holdings, LLC
A manufacturer and marketer of branded, all-natural treats and foods for dogs and cats.
11.5% (0.5% PIK) Senior Subordinated Note due 08/18/2021	$3,027,045	04/18/17	$2,995,322	$2,990,645
Limited Liability Company Unit Class A (B) (F)	250 uts.	04/18/17	300,485	287,552
Limited Liability Company Unit Class B (B) (F)	250 uts.	04/18/17	—	5,386
			3,295,807	3,283,583

Wolf-Gordon, Inc.
A designer and specialty distributor of wallcoverings and related building products, including textiles, paint, and writeable surfaces.
Common Stock (B)	318 shs.	01/22/16	318,182	441,311

Worldwide Express Operations, LLC
A third party logistics company providing parcel, less than truck load and truck load services focused on the small and medium business market through both company owned and franchise locations.
11.1% Second Lien Term Loan due 02/03/2025 (LIBOR + 8.750%)	$3,500,000	02/13/17	3,458,227	3,479,942

WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% (2.5% PIK) Senior Subordinated Note due 06/12/2020	$3,029,319	11/03/11	3,028,291	2,967,212
Common Stock (B)	4,500 shs.	11/03/11	450,000	312,170
			3,478,291	3,279,382

York Wall Holding Company
A designer, manufacturer and marketer of wall covering products for both residential and commercial wall coverings.
14.5% (1.5% PIK) Senior Subordinated Note due 03/04/2021 (D)	$3,950,121	03/04/15	3,144,099	3,672,535
Common Stock (B)	4,151 shs.	*	406,617	192,249
* 03/04/15 and 02/07/18.			3,550,716	3,864,784

Total Private Placement Investments (E)			$239,903,016	$233,234,948

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2018

(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Rule 144A Securities - 16.28%:

Bonds - 16.17%
Acrisure LLC / Acrisure Finance Inc.	7.000%	11/15/25	$1,000,000	$933,419	$932,450
Alliance Resource Partners, L.P.	7.500	05/01/25	1,000,000	1,037,951	1,065,000
Altice S.A.	7.750	05/15/22	1,000,000	1,000,000	971,250
American Airlines Group Inc.	5.500	10/01/19	870,000	879,014	881,962
Apex Tool Group LLC / BC Mountain Finance Inc.	9.000	02/15/23	933,000	933,000	907,342
Avantor Inc.	9.000	10/01/25	1,200,000	1,198,384	1,239,000
Balboa Merger Sub, Inc.	11.375	12/01/21	1,000,000	1,074,924	1,067,500
Boyne USA, Inc.	7.250	05/01/25	333,000	333,000	352,148
Carlson Travel, Inc.	9.500	12/15/24	1,342,000	1,259,610	1,295,030
Cimpress N.V.	7.000	06/15/26	1,000,000	1,000,000	1,016,130
CITGO Holding, Inc.	10.750	02/15/20	1,000,000	1,008,672	1,060,000
Consol Energy Inc.	11.000	11/15/25	1,000,000	1,000,000	1,132,500
CVR Partners, L.P.	9.250	06/15/23	1,000,000	981,488	1,060,000
Eagle Holding Co II LLC	7.625	05/15/22	208,000	208,000	210,600
Endo Finance LLC	6.000	02/01/25	480,000	394,500	413,760
Endo Finance LLC	6.000	07/15/23	750,000	669,375	665,625
Enterprise Merger Sub Inc.	8.750	10/15/26	1,000,000	1,000,000	1,000,000
EnVen Energy Ventures, LLC	11.000	02/15/23	1,000,000	1,000,000	1,105,000
EP Energy Corporation	8.000	11/29/24	500,000	500,000	503,750
EP Energy LLC / Everest Acquisition Finance Inc.	9.375	05/01/24	819,000	503,188	675,675
Financial & Risk US Holdings, Inc.	6.250	05/15/26	314,000	314,000	315,159
Financial & Risk US Holdings, Inc.	8.250	11/15/26	406,000	406,000	403,540
First Quantum Minerals Ltd.	7.500	04/01/25	1,000,000	967,232	948,750
Flex Acquisition Company, Inc.	7.875	07/15/26	793,000	793,000	783,087
Hertz Corporation	7.625	06/01/22	1,000,000	1,000,000	987,500
IAMGOLD Corporation	7.000	04/15/25	1,000,000	1,000,000	992,300
JBS USA Holdings, Inc.	7.750	10/28/20	750,000	764,533	765,293
JBS USA Lux S.A.	6.750	02/15/28	990,000	990,000	983,812
JDA Escrow LLC	7.375	10/15/24	179,000	179,000	185,713
Jupiter Resources Inc.	8.500	10/01/22	1,375,000	1,132,042	653,125
KCA Deutag UK Finance PLC	9.625	04/01/23	414,000	414,000	405,720
KeHE Distributors, LLC	7.625	08/15/21	1,000,000	1,029,973	962,500
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	1,315,000	1,338,502	1,305,137
Mattel, Inc.	6.750	12/31/25	1,000,000	988,885	980,000
New Enterprise Stone & Lime Co., Inc.	6.250	03/15/26	1,000,000	1,016,812	1,007,500
New Gold Inc.	6.250	11/15/22	1,000,000	1,003,780	872,500
New Gold Inc.	6.375	05/15/25	231,000	231,000	191,730
Onex Corporation	8.500	10/01/22	1,352,000	1,301,438	1,186,380
OPE KAG Finance Sub	7.875	07/31/23	1,750,000	1,800,339	1,810,156

Barings Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2018

(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value
Ortho-Clinical Diagnostics, Inc.	6.625%	05/15/22	$1,261,000	$1,245,790	$1,231,997
Peabody Energy Corporation	6.615	03/31/25	1,000,000	987,246	1,016,250
Pinnacle Operating Corporation	9.000	05/15/23	756,588	904,007	673,363
Prime Security Services Borrower	9.250	05/15/23	1,014,000	1,015,290	1,084,473
Suncoke Energy	7.500	06/15/25	1,000,000	986,458	1,030,000
Teine Energy Ltd.	6.875	09/30/22	1,300,000	1,306,832	1,309,750
Tempo Acquisition LLC	6.750	06/01/25	216,000	216,000	210,060
Topaz Marine S.A.	9.125	07/26/22	1,000,000	1,000,000	1,024,960
Tullow Oil Plc	6.250	04/15/22	1,225,000	1,086,537	1,225,245
USIS Merger Sub Inc.	6.875	05/01/25	1,000,000	1,000,000	997,500
Valeant Pharmaceuticals International, Inc.	9.250	04/01/26	1,000,000	1,000,000	1,078,750
Veritas US Inc / Veritas Bermuda Ltd.	10.500	02/01/24	1,000,000	1,045,307	915,000
VFH Parent LLC / Orchestra Co-Issuer Inc.	6.750	06/15/22	174,000	174,000	179,655
Vine Oil & Gas LP	8.750	04/15/23	1,000,000	991,400	977,500
VistaJet Malta Finance P.L.C.	7.750	06/01/20	786,000	733,927	793,310
Warrior Met Coal, Inc.	8.000	11/01/24	433,000	433,000	443,825
Watco Companies, L.L.C.	6.375	04/01/23	1,000,000	1,000,000	1,020,000
West Street Merger Sub Inc.	6.375	09/01/25	1,110,000	1,109,596	1,051,725

Total Bonds				49,820,451	49,557,987

Preferred Stock - 0.11%
Pinnacle Operating Corporation (B)			519,298	339,854	321,965

Total Preferred Stock				339,854	321,965

Common Stock - 0.00%
TherOX, Inc. (B)			6	—	—
Touchstone Health Partnership (B)			1,168	—	—

Total Common Stock				—	—

Total Rule 144A Securities				50,160,305	49,879,952

Total Corporate Restricted Securities				$290,063,321	$283,114,900

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2018

(Unaudited)

Corporate Public Securities - 12.02%: (A)	LIBOR Spread	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value
Bank Loans - 5.84%
Almonde, Inc.	7.250%	9.636%	06/13/25	$940,734	$956,578	$930,743
Big River Steel LLC	5.000	7.386	08/23/23	237,204	235,262	240,465
BMC Software Finance, Inc.	4.250	6.586	06/26/25	1,000,000	990,000	1,009,370
Caelus Energy Alaska, LLC	7.500	9.839	04/15/20	500,000	498,659	457,500
CenturyLink, Inc.	2.750	5.148	05/15/25	997,487	990,359	990,256
Coronado Coal, LLC	6.500	8.886	03/29/25	461,073	447,847	465,107
Coronado Coal, LLC	6.500	8.886	03/29/25	126,062	122,446	127,165
Cyanco Intermediate Corporation	7.500	9.742	02/15/26	936,250	927,495	924,547
Edelman Financial Services	6.750	9.092	07/20/26	258,914	257,649	264,092
Fieldwood Energy LLC	5.250	7.492	04/01/22	344,430	308,783	345,894
Fieldwood Energy LLC	7.250	9.492	04/01/22	1,455,992	768,889	1,409,881
Gulf Finance LLC	5.250	7.640	08/25/23	503,020	499,543	420,560
ION Trading Technologies S.a.r.l	4.000	6.386	11/21/24	565,670	551,678	563,017
K&N Engineering, Inc.	8.750	11.136	10/21/24	991,283	976,208	956,588
Kronos Incorporated	8.250	10.593	11/01/24	409,457	406,320	417,794
Murray Energy Corporation	7.250	9.492	10/17/22	78,173	73,805	71,571
OCI Beaumont LLC	4.250	6.386	02/14/25	250,826	250,536	254,174
PowerSchool	7.000	8.854	05/29/26	1,000,000	990,192	1,000,000
Prospect Medical Holdings, Inc.	5.500	7.625	02/13/24	527,351	517,842	533,943
PS Logistics LLC	5.250	7.398	03/01/25	1,000,000	1,009,705	1,001,250
Schenectady International Group Inc.	4.750	4.750	08/10/25	635,977	610,538	637,567
Seadrill Partners Finco, LLC	6.000	8.386	02/21/21	929,469	651,049	880,904
Serta Simmons Bedding, LLC	8.000	10.133	11/08/24	1,000,000	972,168	774,500
STS Operating, Inc.	8.000	10.242	04/25/26	1,000,000	1,010,000	997,500
Summit Midstream Holdings, LLC	6.000	8.242	05/15/22	243,300	241,588	246,494
Unifrax Corporation	7.500	9.886	10/31/25	998,134	1,016,849	1,008,115
Wastequip, LLC	7.750	9.962	02/27/26	1,000,000	981,283	970,000

Total Bank Loans					17,263,271	17,898,997

Bonds - 5.52%
Anchorage Capital Group, L.L.C.	7.250	9.598	01/15/29	700,000	724,063	709,698
Beazer Homes USA Inc.		6.750	03/15/25	598,000	598,000	553,778
Beazer Homes USA Inc.		8.750	03/15/22	320,000	320,000	338,400
Calumet Specialty Products Partners, L.P.		7.750	04/15/23	1,000,000	997,529	1,000,000
Clear Channel Worldwide Holdings, Inc.		7.625	03/15/20	1,000,000	998,484	1,002,500
Clearwater Paper Corporation		4.500	02/01/23	734,000	730,343	682,620
CVR Refining LLC		6.500	11/01/22	650,000	638,021	659,750
Ferrellgas Partners, L.P.		6.750	01/15/22	1,000,000	1,004,155	872,500
Ferrellgas Partners, L.P.		8.625	06/15/20	1,048,000	1,048,341	995,600
Genesis Energy, L.P.		5.625	06/15/24	1,000,000	945,682	945,000

Barings Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2018

(Unaudited)

Corporate Public Securities - 12.02%: (A)	LIBOR Spread	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value
Hughes Satellite Systems Corporation		6.625%	08/01/26	$1,250,000	$1,235,580	$1,209,375
Laredo Petroleum, Inc.		6.250	03/15/23	1,000,000	1,002,385	1,000,000
M/I Homes, Inc.		5.625	08/01/25	1,000,000	951,979	940,000
NRG Energy, Inc.		6.625	01/15/27	1,000,000	959,035	1,050,000
Oasis Petroleum Inc.		6.875	03/15/22	947,000	947,000	963,554
PBF Holding Company LLC		7.250	06/15/25	500,000	516,701	525,000
PBF Holding Company LLC		7.000	11/15/23	65,000	65,000	67,600
SM Energy Company		6.750	09/15/26	1,000,000	989,622	1,038,750
Sonic Automotive, Inc.		6.125	03/15/27	352,000	352,000	329,120
TransDigm Group, Inc.		6.375	06/15/26	1,000,000	980,302	1,010,000
William Lyon Homes		7.000	08/15/22	1,000,000	1,000,000	1,018,750

Total Bonds					17,004,222	16,911,995

Common Stock - 0.33%
Chase Packaging Corporation (B)				9,541	—	286
Fieldwood Energy LLC				19,599	474,575	1,001,999

Total Common Stock					474,575	1,002,285

Preferred Stock - 0.33%
B. Riley Financial, Inc.				40,000	1,000,000	1,002,000

Total Preferred Stock					1,000,000	1,002,000

Total Corporate Public Securities					$35,742,068	$36,815,277

Short-Term Securities:		Interest Rate/Yield^	Maturity Date	Principal Amount	Cost	Market Value

Commercial Paper - 1.86%
MUFG Bank, Ltd.		2.000%	10/01/18	2,000,000	2,000,000	2,000,000
National Rural Utilities Cooperative Finance Corporation		2.000	10/04/18	1,720,000	1,719,713	1,719,713
Ryder System, Inc.		2.300	10/22/18	2,000,000	1,997,317	1,997,317

Total Short-Term Securities					$5,717,030	$5,717,030

Total Investments		106.27%			$331,522,419	$325,647,207

Other Assets		5.33				16,327,791
Liabilities		(11.60)				(35,548,601)

Total Net Assets		100.00%				$306,426,397

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2018

(Unaudited)

(A)   In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B)   Non-income producing security.

(C)   Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.

(D)   Defaulted security; interest not accrued.

(E)   Illiquid securities. As of September 30, 2018, the value of these securities amounted to $233,234,948 or 76.11% of net assets.

(F)   Held in CI Subsidiary Trust.

PIK - Payment-in-kind

Barings Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2018

(Unaudited)

Industry Classification:	Fair Value/ Market Value

AEROSPACE & DEFENSE - 4.55%
API Technologies Corp.	$917,000
BEI Precision Systems & Space Company, Inc.	3,236,885
Merex Holding Corporation	682,226
Sunvair Aerospace Group Inc.	2,423,840
TransDigm Group, Inc.	1,010,000
Trident Maritime Systems	4,870,043
VistaJet Malta Finance P.L.C.	793,310
13,933,304

AIRLINES - 0.29%
American Airlines Group Inc.	881,962

AUTOMOTIVE - 4.16%
Aurora Parts & Accessories LLC	3,218,818
BBB Industries LLC	3,465,000
DPL Holding Corporation	638,175
English Color & Supply LLC	3,310,146
K&N Engineering, Inc.	956,588
Power Stop Holdings LLC	527,448
Randy’s Worldwide Automotive	619,991
12,736,166

BROKERAGE, ASSET MANAGERS & EXCHANGES - 0.06%
VFH Parent LLC / Orchestra Co-Issuer Inc.	179,655

BUILDING MATERIALS - 5.40%
Happy Floors Acquisition, Inc.	2,470,326
New Enterprise Stone & Lime Co., Inc.	1,007,500
NSi Industries Holdings, Inc.	3,606,386
Signature Systems Holdings Company	872,873
Sunrise Windows Holding Company	4,620,878
Torrent Group Holdings, Inc.	133,770
Wellborn Forest Holding Company	3,399,679
Wolf-Gordon, Inc.	441,311
16,552,723

CABLE & SATELLITE - 0.71%
Altice S.A.	971,250
Hughes Satellite Systems Corporation	1,209,375
2,180,625

CHEMICALS - 3.89%
Compass Chemical International LLC	497,104
CVR Partners, L.P.	1,060,000
Fair Value/ Market Value

Cyanco Intermediate Corporation	$924,547
DuBois Chemicals, Inc.	3,465,000
LBC Tank Terminals Holding Netherlands B.V.	1,305,137
OCI Beaumont LLC	254,174
Pinnacle Operating Corporation	995,328
Polytex Holdings LLC	1,760,729
Schenectady International Group Inc.	637,567
Unifrax Corporation	1,008,115
11,907,701

CONSUMER CYCLICAL SERVICES - 4.37%
Carlson Travel, Inc.	1,295,030
CHG Alternative Education Holding Company	3,179,598
MeTEOR Education LLC	2,256,431
PPC Event Services	3,091,034
Prime Security Services Borrower	1,084,473
PS Logistics LLC	1,001,250
ROI Solutions	1,484,631
13,392,447

CONSUMER PRODUCTS - 11.21%
AMS Holding LLC	524,961
Apex Tool Group LLC / BC Mountain Finance Inc.	907,342
Blue Wave Products, Inc.	1,473,593
Elite Sportswear Holding, LLC	3,144,663
gloProfessional Holdings, Inc.	3,247,149
GTI Holding Company	1,819,747
Handi Quilter Holding Company	4,498,611
HHI Group, LLC	3,439,626
Manhattan Beachwear Holding Company	1,445,106
Master Cutlery LLC	781,292
Mattel, Inc.	980,000
New Mountain Learning, LLC	4,162,477
Serta Simmons Bedding, LLC	774,500
Whitebridge Pet Brands Holdings, LLC	3,283,583
York Wall Holding Company	3,864,784
34,347,434

DIVERSIFIED MANUFACTURING - 7.78%
ABC Industries, Inc.	946,375
Advanced Manufacturing Enterprises LLC	64,483

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2018

(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

F G I Equity LLC	$4,005,355
K P I Holdings, Inc.	743,456
Motion Controls Holdings	1,033,108
Reelcraft Industries, Inc.	3,530,520
SR Smith LLC	4,806,620
Strahman Holdings Inc.	681,415
Therma-Stor Holdings LLC	3,206,325
Trystar, Inc.	4,808,683
23,826,340

ELECTRIC - 1.65%
AM Conservation Holding Corp.	3,994,856
NRG Energy, Inc.	1,050,000
5,044,856

FINANCIAL OTHER - 5.24%
Acrisure LLC / Acrisure Finance Inc.	932,450
Anchorage Capital Group, L.L.C.	709,698
B. Riley Financial, Inc.	1,002,000
Edelman Financial Services	264,092
Financial & Risk US Holdings, Inc.	718,699
MUFG Bank, Ltd.	2,000,000
National Rural Utilities Cooperative Finance Corporation	1,719,713
Onex Corporation	1,186,380
Strategic Insight Inc.	3,314,457
Tempo Acquisition LLC	210,060
USIS Merger Sub Inc.	997,500
U.S. Retirement and Benefit Partners, Inc.	3,002,951
16,058,000

FOOD & BEVERAGE - 7.76%
Del Real LLC	3,316,614
F F C Holding Corporation	72,300
Hollandia Produce LLC	3,285,156
Impact Confections	—
JBS USA Holdings, Inc.	765,293
JBS USA Lux S.A.	983,812
JMH Investors LLC	1,112,390
KeHE Distributors, LLC	962,500
PANOS Brands LLC	4,763,118
Sara Lee Frozen Foods	3,756,032
Fair Value/ Market Value

Westminster Acquisition LLC	$1,492,653
WP Supply Holding Corporation	3,279,382
23,789,250

GAMING - 1.77%
CTM Holding, Inc.	5,426,708

HEALTHCARE - 5.71%
Avantor Inc.	1,239,000
Cadence, Inc.	1,989,243
CORA Health Services, Inc.	3,097,534
Dohmen Life Science Services	2,746,800
Eagle Holding Co II LLC	210,600
ECG Consulting Group	4,401,611
Enterprise Merger Sub Inc.	1,000,000
GD Dental Services LLC	—
Ortho-Clinical Diagnostics, Inc.	1,231,997
Prospect Medical Holdings, Inc.	533,943
TherOX, Inc.	—
Touchstone Health Partnership	—
West Street Merger Sub Inc.	1,051,725
17,502,453

HOME CONSTRUCTION - 0.93%
Beazer Homes USA Inc.	892,178
M/I Homes, Inc.	940,000
William Lyon Homes	1,018,750
2,850,928

INDEPENDENT - 2.48%
Caelus Energy Alaska, LLC	457,500
EP Energy Corporation	503,750
Fieldwood Energy LLC	2,757,774
Jupiter Resources Inc.	653,125
SM Energy Company	1,038,750
Tullow Oil Plc	1,225,245
Vine Oil & Gas LP	977,500
7,613,644

INDUSTRIAL OTHER - 5.01%
AFC - Dell Holding Corporation	2,659,644
E.S.P. Associates, P.A.	2,334,182
Hartland Controls Holding Corporation	3,741,239
Midwest Industrial Rubber, Inc.	3,525,171

See Notes to Consolidated Financial Statements

Barings Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2018

(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

Smart Source Holdings LLC	$1,135,391
SMB Machinery Holdings, Inc.	—
STS Operating, Inc.	997,500
Wastequip, LLC	970,000
15,363,127

MEDIA & ENTERTAINMENT - 3.74%
BlueSpire Holding, Inc.	—
Boyne USA, Inc.	352,148
Cimpress N.V.	1,016,130
Clear Channel Worldwide Holdings, Inc.	1,002,500
Cross MediaWorks, LLC	2,124,249
Discovery Education, Inc.	4,708,512
GlynnDevins Acquisition Corporation	479,469
HOP Entertainment LLC	—
Money Mailer Equity LLC	1,791,377
11,474,385

METALS & MINING - 2.81%
Alliance Resource Partners, L.P.	1,065,000
Big River Steel LLC	240,465
Consol Energy Inc.	1,132,500
Coronado Coal, LLC	592,272
First Quantum Minerals Ltd.	948,750
IAMGOLD Corporation	992,300
Murray Energy Corporation	71,571
New Gold Inc.	1,064,230
Peabody Energy Corporation	1,016,250
Suncoke Energy	1,030,000
Warrior Met Coal, Inc.	443,825
8,597,163

MIDSTREAM - 1.21%
CVR Refining LLC	659,750
Ferrellgas Partners, L.P.	1,868,100
Genesis Energy, L.P.	945,000
Summit Midstream Holdings, LLC	246,494
3,719,344

OIL FIELD SERVICES - 2.56%
Avantech Testing Services LLC	—
EnVen Energy Ventures, LLC	1,105,000
EP Energy LLC / Everest Acquisition Finance Inc.	675,675
Fair Value/ Market Value

Gulf Finance LLC	$420,560
KCA Deutag UK Finance PLC	405,720
Laredo Petroleum, Inc.	1,000,000
Oasis Petroleum Inc.	963,554
Petroplex Inv Holdings LLC	46,211
Seadrill Partners Finco, LLC	880,904
Teine Energy Ltd.	1,309,750
Topaz Marine S.A.	1,024,960
7,832,334

PACKAGING - 0.72%
ASC Holdings, Inc.	1,418,847
Chase Packaging Corporation	286
Flex Acquisition Company, Inc.	783,087
2,202,220

PAPER - 1.37%
Clearwater Paper Corporation	682,620
Dunn Paper	3,508,750
4,191,370

PHARMACEUTICALS - 0.83%
Clarion Brands Holding Corp.	391,203
Endo Finance LLC	1,079,385
Valeant Pharmaceuticals International, Inc.	1,078,750
2,549,338

REFINING - 2.60%
Calumet Specialty Products Partners, L.P.	1,000,000
CITGO Holding, Inc.	1,060,000
MES Partners, Inc.	3,056,830
PBF Holding Company LLC	592,600
Tristar Global Energy Solutions, Inc.	2,259,055
7,968,485

RETAILERS - 0.11%
Sonic Automotive, Inc.	329,120

TECHNOLOGY - 9.63%
1A Smart Start, Inc.	3,431,653
Almonde, Inc.	930,743
Balboa Merger Sub, Inc.	1,067,500
BCC Software, Inc.	3,522,742
ION Trading Technologies S.a.r.l	563,017
BMC Software Finance, Inc.	1,009,370

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2018

(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

Clubessential LLC	$3,599,017
Glynlyon Holding Companies, Inc.	391,743
GraphPad Software, Inc.	4,866,152
JDA Escrow LLC	185,713
Kronos Incorporated	417,794
Powerschool	1,000,000
Software Paradigms International Group, LLC	3,480,269
Velocity Technology Solutions, Inc.	4,141,587
Veritas US Inc / Veritas Bermuda Ltd.	915,000
29,522,300

TRANSPORTATION SERVICES - 7.40%
Hertz Corporation	987,500
OPE KAG Finance Sub	1,810,156
Pegasus Transtech Corporation	4,632,012
Rock-it Cargo	4,869,866
Ryder System, Inc.	1,997,317
Team Drive-Away Holdings LLC	411,934
VP Holding Company	3,474,842
Watco Companies, L.L.C.	1,020,000
Worldwide Express Operations, LLC	3,479,942
22,683,569

WIRELESS - 0.32%
CenturyLink, Inc.	990,256

Total Investments - 106.42%
(Cost - $331,522,419)	$325,647,207

See Notes to Consolidated Financial Statements

Fair Value Hierarchy

The Trust categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The following table summarizes the levels in the fair value hierarchy into which the Trust’s financial instruments are categorized as of September 30, 2018.

The fair values of the Trust’s investments disaggregated into the three levels of the fair value hierarchy based upon the lowest level of significant input used in the valuation as of September 30, 2018 are as follows:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$170,224,128	$—	$49,557,986	$120,666,142
Bank Loans	79,597,474	—	—	79,597,474
Common Stock - U.S.	10,717,562	—	—	10,717,562
Preferred Stock	3,845,982	—	—	3,845,982
Partnerships and LLCs	18,729,754	—	—	18,729,754
Public Securities
Bank Loans	17,898,997	—	12,494,644	5,404,353
Corporate Bonds	16,911,995	—	16,911,995	—
Common Stock - U.S.	1,002,285	286	1,001,999	—

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(Unaudited)

Assets:	Total	Level 1	Level 2	Level 3
Preferred Stock	1,002,000	1,002,000	—	—
Short-term Securities	5,717,030	—	5,717,030	—
Total	$325,647,207	$1,002,286	$85,683,654	$238,961,267
See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Beginning balance at 12/31/2017	Included in earnings	Purchases	Sales	Prepayments	Transfers into Level 3	Transfers out of Level 3	Ending balance at 9/30/2018
Restricted Securities
Corporate Bonds	$143,493,307	$(2,527,643)	$11,312,097	$(14,702,220)	$(16,909,399)	$—	$—	$120,666,142
Bank Loans	35,347,235	(47,797)	52,998,669	(100,094)	(8,600,539)	—	—	79,597,474
Common Stock - U.S.	14,807,298	1,656,928	1,945,044	(7,691,708)	—	—	—	10,717,562
Preferred Stock	5,665,670	(1,446,579)	(276,900)	(96,209)	—	—	—	3,845,982
Partnerships and LLCs	31,383,007	(1,116,576)	1,665,713	(13,202,390)	—	—	—	18,729,754
Public Securities
Bank Loans	2,022,792	24,348	4,755,795	(409,308)	(899,089)	3,957,248	(4,047,433)	5,404,353
Preferred Stock	—	—	—	—	—	—	—	—
Total	$232,719,309	$(3,457,319)	$72,400,418	$(36,201,929)	$(26,409,027)	$3,957,248	$(4,047,433)	$238,961,267

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Barings LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Barings Corporate Investors

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date     November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date     November 29, 2018

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date     November 29, 2018

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.